Annual Total Returns[BarChart] - Direxion Daily CSI 300 China A Share Bear 1X Shares - Direxion Daily CSI 300 China A Share Bear 1X Shares	2016	2017	2018	2019	2020
Total	1.28%	(27.11%)	28.77%	(28.82%)	(35.41%)